OCTOBER 11, 2018

SUPPLEMENT TO THE FOLLOWING SUMMARY PROSPECTUSES:

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS RESTATED JULY 2, 2018 AND AS SUPPLEMENTED

SEPTEMBER 11, 2018 FOR THE HARTFORD BALANCED FUND

SUMMARY PROSPECTUSES DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH SEPTEMBER 11, 2018

FOR THE FOLLOWING FUNDS:

THE HARTFORD BALANCED INCOME FUND	THE HARTFORD CHECKS AND BALANCES FUND

SUMMARY PROSPECTUSES DATED MARCH 1, 2018, AS SUPPLEMENTED SEPTEMBER 11, 2018

FOR THE FOLLOWING FUNDS:

THE HARTFORD GLOBAL ALL-ASSET FUND	THE HARTFORD CONSERVATIVE ALLOCATION FUND
HARTFORD MODERATE ALLOCATION FUND	THE HARTFORD GROWTH ALLOCATION FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS RESTATED JULY 31, 2018 AND AS SUPPLEMENTED SEPTEMBER 11, 2018 FOR HARTFORD MULTI-ASSET INCOME FUND

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.

(1) Effective immediately, the ticker symbol for Class T shares is deleted and replaced with “N/A” in each of the above referenced Summary Prospectuses.

(2) The mailing addresses for Hartford Funds reflected in each of the above referenced Summary Prospectuses are changing effective immediately. Accordingly, the last paragraph in the section entitled “Purchase and Sale of Fund Shares” in each of the above referenced Summary Prospectuses is deleted in its entirety and replaced with the following:

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday. You may sell your shares through your financial intermediary. With respect to certain accounts, you may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire. In certain circumstances you will need to write to Hartford Funds to request to sell your shares. For regular mail, please send the request to Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060. For overnight mail, please send the request to Hartford Funds, 430 W 7th Street, Suite 219060, Kansas City, MO 64105-1407.

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7433	October 2018